Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of income tax expense
Components of income tax expense were as follows (in thousands):

	Year Ended December 31, (a)
	2014	2013	2012
Current U.S. state	$505	$493	$553
Deferred U.S. state	43	941	—
Income tax expense	$548	$1,434	$553

(a) Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.